Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 571,139	$ 597,188
Restricted Cash	2,020	0
Short-term investments	404,584	233,491
Accounts receivable, net	91,636	47,150
Prepaid and other current assets (including $419,507 and $466,108, respectively, of matching loans to related parties and loan between Changyou and Sohu)	528,085	484,995
Assets held for sale	0	103,079
Total current assets	1,597,464	1,465,903
Fixed assets, net	189,947	189,770
Intangible assets, net	8,460	12,335
Long-term investments, net	3,000	3,493
Goodwill	27,504	26,502
Other assets, net (including $nil and $76,520, respectively, of loan between Changyou and Sohu)	95,648	10,034
Total assets	1,922,023	1,708,037
Liabilities and shareholders' equity
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $7,799 and $3,904, respectively)	24,647	23,869
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $30,785 and $29,597, respectively)	42,917	43,541
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $126 and $462, respectively)	39,084	29,765
Accrued liabilities to suppliers (including accrued liabilities to suppliers of consolidated VIEs without recourse to the Company of $3,802 and $2,073, respectively)	26,325	19,503
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $903 and $413, respectively)	19,468	8,381
Other short-term liabilities (including $378,678 and $396,192, respectively, of matching loans from related parties and $3,633 and $3,163, respectively, of other short-term liabilities of consolidated VIEs without recourse to the Company)	404,878	387,537
Liabilities held for sale (including liabilities held for sale of consolidated VIEs without recourse to the Company of $3,232 and $nil, respectively)	0	3,902
Total current liabilities	557,319	516,498
Deferred tax liabilities	34,443	29,336
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of $13,295 and $14,114, respectively)	14,904	14,039
Total liabilities	606,666	559,873
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	138,750	121,381
Treasury shares (2,730 and 2,730 shares, respectively, as of December 31, 2016 and 2017)	(35,323)	(35,323)
Statutory reserves	14,277	7,061
Retained earnings	1,197,617	1,095,999
Accumulated other comprehensive loss	(4,398)	(72,426)
Total Changyou.com Limited shareholders' equity	1,312,005	1,117,767
Non-controlling interest	3,352	30,397
Total shareholders' equity	1,315,357	1,148,164
Total liabilities and shareholders' equity	1,922,023	1,708,037
Class A ordinary shares [Member]
Shareholders' equity:
Ordinary shares	379	372
Class B ordinary shares [Member]
Shareholders' equity:
Ordinary shares	$ 703	$ 703